Sohu.com Limited Shareholders' Equity (Sohu's 2018 Share Incentive Plan, Restricted Share Unit Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 18,251,000	$ 2,095,000	$ 41,468,000
Sohu.com Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	395,000	(1,916,000)	(814,000)
Sohu.com Limited [Member] | Sohu 2018 Share Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0	0	(1,700,000)
Unrecognized compensation expenses	0
Fair value of restricted stock units vested	$ 0	$ 0	$ 300,000